Dreyfus Premier GNMA Fund, Inc.

- Dreyfus GNMA Fund

Incorporated herein by reference is the revised version of the Prospectus for Dreyfus GNMA Fund, dated September 1, 2014, As Revised November 21, 2014 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 21, 2014 (SEC Accession No. 0000762156-14-000015).